Stock Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares
Outstanding, beginning of year (in shares)	46,244	67,893	108,596
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Forfeited (in shares)	(26,141)	(21,649)	(40,703)
Outstanding, end of year (in shares)	20,103	46,244	67,893
Exercisable, end of year (in shares)	20,103	44,925	59,799
Weighted average exercise price
Outstanding, beginning of year (in dollars per share)	$ 19.33	$ 19.88	$ 19.19
Granted (in dollars per share)	0.00	0.00	0.00
Exercised (in dollars per share)	0.00	0.00	0.00
Forfeited (in dollars per share)	22.84	21.04	20.01
Outstanding, end of year (in dollars per share)	14.77	19.33	19.88
Exercisable, end of year (in dollars per share)	$ 14.77	$ 19.47	$ 20.57
Weighted average Contractual Term (in years)
Outstanding, end of year	8 months 23 days	11 months 27 days	1 year 4 months 28 days
Exercisable, end of year	8 months 23 days	11 months 19 days	1 year 2 months 27 days
Aggregate Intrinsic Value
Outstanding, end of year	$ 120,231	$ 49,837	$ 0
Exercisable, end of year	$ 120,231	$ 46,870	$ 0